UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tempus Quo Capital Management, LLC

Address:  19950 W Country Club Drive, Suite 803
          Aventura, Florida 33180

13F File Number: 028-14232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Raul Espejel
Title:  Managing Member
Phone:  305-755-4703


Signature, Place and Date of Signing:

/s/Raul Espejel              Aventura, Florida               August 15, 2011
---------------             ------------------              ----------------
 [Signature]                   [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $317,998
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name

1.       028-14235                   Tempus Quo Alternative Master Fund, Ltd.

2.       028-14233                   Tempus Quo Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE
                                                               June 30, 2011

COLUMN 1                      COLUMN 2           COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8
                                                             VALUE     SHS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x$1000)   PRN AMT PRN CALL  DISCRETION   MGRS    SOLE     SHARED   NONE
ARCH COAL INC                 COM                039380100   1,388     52,069  SH         DEFINED      1         52,069
ARCH COAL INC                 COM                039380100   1,148     43,049  SH         DEFINED      2         43,049
AMERICA MOVIL SAB DE CV       SPON ADR L SHS     02364W105   4,176     77,504  SH         DEFINED      1         77,504
AMERICA MOVIL SAB DE CV       SPON ADR L SHS     02364W105   3,452     64,076  SH         DEFINED      2         64,076
ARCHER DANIELS MIDLAND CO     COM                039483102   8,933    296,295  SH         DEFINED      1        296,295
ARCHER DANIELS MIDLAND CO     COM                039483102   7,386    244,961  SH         DEFINED      2        244,961
BP PLC                        SPONSORED ADR      055622104   3,430     77,434  SH         DEFINED      1         77,434
BP PLC                        SPONSORED ADR      055622104   2,836     64,023  SH         DEFINED      2         64,023
CAMERON INTERNATIONAL CORP    COM                13342B105   3,691     73,402  SH         DEFINED      1         73,402
CAMERON INTERNATIONAL CORP    COM                13342B105   3,052     60,697  SH         DEFINED      2         60,697
CEMEX SAB DE CV               SPON ADR NEW       151290889   2,687    312,468  SH         DEFINED      1        312,468
CEMEX SAB DE CV               SPON ADR NEW       151290889   2,222    258,335  SH         DEFINED      2        258,335
CHESAPEAKE ENERGY CORP        COM                165167107     399     13,454  SH         DEFINED      1         13,454
CHESAPEAKE ENERGY CORP        COM                165167107     330     11,125  SH         DEFINED      2         11,125
CHEVRON CORP NEW              COM                166764100   3,096     30,106  SH         DEFINED      1         30,106
CHEVRON CORP NEW              COM                166764100   2,558     24,877  SH         DEFINED      2         24,877
CHINA MOBILE LIMITED          SPONSORED ADR      16941M109  10,652    227,694  SH         DEFINED      1        227,694
CHINA MOBILE LIMITED          SPONSORED ADR      16941M109   8,806    188,253  SH         DEFINED      2        188,253
COPA HOLDINGS SA              CL A               P31076105   9,572    143,420  SH         DEFINED      1        143,420
COPA HOLDINGS SA              CL A               P31076105   8,032    120,355  SH         DEFINED      2        120,355
MARTIN MARIETTA MATLS INC     COM                573284106   5,295     66,214  SH         DEFINED      1         66,214
MARTIN MARIETTA MATLS INC     COM                573284106   4,377     54,738  SH         DEFINED      2         54,738
METALS USA HLDGS CORP         COM                59132A104  27,512  1,846,450  SH         DEFINED      1      1,846,450
METALS USA HLDGS CORP         COM                59132A104  27,507  1,846,132  SH         DEFINED      2      1,846,132
MOSAIC CO NEW                 COM                61945C103  12,069    178,188  SH         DEFINED      1        178,188
MOSAIC CO NEW                 COM                61945C103   9,979    147,332  SH         DEFINED      2        147,332
NII HLDGS INC                 CL B NEW           62913F201   2,121     50,058  SH         DEFINED      1         50,058
NII HLDGS INC                 CL B NEW           62913F201   1,754     41,393  SH         DEFINED      2         41,393
RIO TINTO PLC                 SPONSORED ADR      767204100     835     11,548  SH         DEFINED      1         11,548
RIO TINTO PLC                 SPONSORED ADR      767204100     691      9,552  SH         DEFINED      2          9,552
ROYAL DUTCH SHELL PLC         SPON ADR B         780259107   3,517     49,022  SH         DEFINED      1         49,022
ROYAL DUTCH SHELL PLC         SPON ADR B         780259107   2,899     40,406  SH         DEFINED      2         40,406
TAM SA                        SP ADR REP PFD     87484D103   2,904    133,010  SH         DEFINED      1        133,010
TAM SA                        SP ADR REP PFD     87484D103   6,718    307,739  SH         DEFINED      2        307,739
TEREX CORP NEW                COM                880779103   1,077     37,869  SH         DEFINED      1         37,869
TEREX CORP NEW                COM                880779103     889     31,257  SH         DEFINED      2         31,257
TERNIUM SA                    SPON ADR           880890108  55,583  1,882,248  SH         DEFINED      1      1,882,248
TERNIUM SA                    SPON ADR           880890108  45,998  1,557,681  SH         DEFINED      2      1,557,681
VALE S A                      ADR                91912E105   5,112    159,999  SH         DEFINED      1        159,999
VALE S A                      ADR                91912E105   4,227    132,295  SH         DEFINED      2        132,295
WALTER ENERGY INC             COM                93317Q105   4,973     42,948  SH         DEFINED      1         42,948
WALTER ENERGY INC             COM                93317Q105   4,112     35,508  SH         DEFINED      2         35,508



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